Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Other long-term debt, an event of default for non-payment of other debt	$ 25
Natural gas derivative asset [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Cash margin deposits	0	$ (1)
Natural gas derivative liabilities [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Cash margin deposits	$ 18	$ 38